Significant Agreement (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 06, 2017	Sep. 01, 2016	Aug. 26, 2017
Business Acquisition [Line Items]
Minimum royalty payment		$ 4,000
Annual increase in royalty percent		3.00%
Royalty term		7 years
Royalty term potential extension period		7 years
Licensing agreements
Business Acquisition [Line Items]
Intangible assets			$ 22,000
Depreciable life			14 years
Licensing agreements | Acquisition of Atkins
Business Acquisition [Line Items]
Intangible assets	$ 22,000
Depreciable life	14 years